Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 100,281	£ 77,858
Trading assets	72,402	76,745
Derivatives	183,419	150,029
Settlement balances	7,806	4,387
Loans to banks - amortised cost	12,972	10,689
Loans to customers - amortised cost	352,341	326,947
Other financial assets	62,727	61,452
Intangible assets	6,602	6,622
Other assets	8,337	8,310
Total assets	806,887	723,039
Liabilities
Bank deposits	21,119	20,493
Customer deposits	408,268	369,247
Settlement balances	6,895	4,069
Trading liabilities	75,540	73,949
Derivatives	179,859	146,879
Other financial liabilities	49,681	45,220
Subordinated liabilities	13,558	9,979
Other liabilities	8,906	9,647
Total liabilities	763,826	679,483
Equity
Ordinary shareholders' interests	38,608	38,993
Other owners' interests	4,495	4,554
Owners' equity	43,103	43,547
Non-controlling interests	(42)	9
Total equity	43,061	43,556
Total liabilities and equity	£ 806,887	£ 723,039